Short-Term Notes Payable - Related Parties	12 Months Ended
Dec. 31, 2019
Short Term Notes Payable - Related Parties [Abstract]
SHORT-TERM NOTES PAYABLE - RELATED PARTIES

NOTE 8 – SHORT-TERM NOTES PAYABLE – RELATED PARTIES

During 2018 and the first quarter of 2019, the Company entered into several short-term notes payable with the convertible debt holders (Note 9) and with the Company's president. Total borrowed was $91,680 during the first quarter 2019 and $249,000 during the year ended December 31, 2018. The notes bore interest at 10%, had a 2% loan initiation fee, and were due in full on March 31, 2019. Accrued interest payable to related parties on these notes at December 31, 2019 and December 31, 2018 was nil and $7,243. Interest expense recognized on these loans was $3,382 and $7,243 for the years ended December 31, 2019 and 2018, respectively.

These short-term notes were repaid in full, including 10% interest and a 2% loan initiation fee, in March 2019 as part of the terms of the Purchase Agreement.